ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (TABLES)	12 Months Ended
Dec. 31, 2013
Comprehensive Income Note Tables [Abstract]
Schedule Of Accumulated Other Comprehensive Income Loss [Table Text Block]
	December 31,
	2013	2012	2011

	(In Millions)

Unrealized gains (losses) on investments, net of adjustments	$8	$82	$55
Total Accumulated Other Comprehensive Income (Loss)	$8	$82	$55

Schedule Of Comprehensive Income Loss [Table Text Block]
	December 31,
	2013	2012	2011

	(In Millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year	$(58)	$28	$22
(Gains) losses reclassified into net earnings (loss) during the year(1)	(44)	3	1
Change in net unrealized gains (losses) on investments	(102)	31	23
Adjustments for DAC and VOBA and deferred income tax (expense) benefit	28	(4)	(13)
Other Comprehensive Income (Loss), net of adjustments and (net of deferred
income tax expense (benefit) of $(40) million, $15 million and $6 million	$(74)	$27	$10